STOCKHOLDERS' EQUITY (DEFICIT) - Common stock (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2022 shares	Aug. 13, 2021 $ / shares	Aug. 10, 2021 shares	Mar. 04, 2021 shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000					50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001					$ 0.0001
Common shares, shares issued (in shares)	3,162,500	3,162,500
Common shares, shares outstanding (in shares)	3,162,500	3,162,500			3,162,500	2,875,000
Initial Public Offering
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares				$ 0.0001
Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	15,812,500	15,812,500	15,812,500				15,812,500
Common shares, shares outstanding (in shares)	15,812,500	15,812,500	15,812,500				15,812,500
Common stock, shares subject to forfeiture (in shares)	412,500	412,500
Initial stockholders will collectively own companies issued and outstanding	20.00%
Common Stock | Initial Public Offering
Class of Stock [Line Items]
Initial stockholders will collectively own companies issued and outstanding		20.00%
Common stock subject to redemption
Class of Stock [Line Items]
Common stock subject to possible redemption (in shares)	12,650,000	12,650,000